Cover	Feb. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Registrant Name	SNAP ONE HOLDINGS CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40683
Entity Tax Identification Number	82-1952221
Entity Address, Address Line One	1800 Continental Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	927-7620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	SNPO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001856430